BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2012
Segment Information
Schedule of business segment financial data

Business segment financial data is as follows (in millions):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Sales:
Transportation Systems	$513.6	$427.1	$383.0	$314.3
Defense Systems	375.4	390.7	368.2	287.5
Mission Support Services	491.4	476.5	444.9	420.6
Other	1.1	1.3	2.1	3.5

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Operating income:
Transportation Systems	$76.3	$66.9	$51.8	56.4
Defense Systems	34.6	29.8	31.6	19.9
Mission Support Services	21.9	23.9	27.9	25.9
Unallocated corporate expenses and other	(4.8)	(7.1)	(4.7)	(6.3)

Total operating income	$128.0	$113.5	$106.6	$95.9

Assets:
Transportation Systems	$269.9	$169.8	$163.1	$173.1
Defense Systems	122.5	144.0	161.7	162.7
Mission Support Services	212.8	213.0	124.1	141.2
Corporate and other	421.1	439.7	422.6	286.6

Total assets	$1,026.3	$966.5	$871.5	$763.6

Depreciation and amortization:
Transportation Systems	$3.7	$3.6	$3.5	$2.4
Defense Systems	5.5	5.4	4.8	6.0
Mission Support Services	12.5	12.3	5.2	6.2
Corporate and other	1.2	1.0	1.0	1.0

Total depreciation and amortization	$22.9	$22.3	$14.5	$15.6

Expenditures for long-lived assets:
Transportation Systems	$2.7	$2.2	$1.8	$1.2
Defense Systems	8.9	5.5	4.4	3.3
Mission Support Services	1.1	0.3	0.3	—
Corporate and other	1.5	0.7	0.4	0.8

Total expenditures for long-lived assets	$14.2	$8.7	$6.9	$5.3

Schedule of sales by geographic area

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Geographic Information:
Sales(a):
United States	$729.5	$754.0	$790.9	$654.6
United Kingdom	273.1	244.0	200.3	196.9
Canada	54.9	27.5	9.4	18.7
Australia	182.5	101.1	56.3	41.3
Middle East	30.8	35.4	27.9	19.2
Far East	56.4	82.7	85.5	63.9
Other	47.1	50.9	27.9	31.3

Total sales	$1,381.5	$1,295.6	$1,198.2	$1,025.9

Schedule of long-lived assets by country
Long-lived assets, net:
United States	$42.4	$40.5	$41.3	$43.7
United Kingdom	9.5	9.1	9.5	10.2
Other foreign countries	6.1	2.9	2.2	2.0
Total long-lived assets, net	$58.0	$52.5	$53.0	$55.9